Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Accounts receivable, reserves (in dollars)	$ 3,515	$ 3,259
Common Stock, Class A
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, Authorized shares	30,000	30,000
Common stock, issued shares	500	20,500
Common stock, outstanding shares	500	20,500
Common Stock, Class B
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, Authorized shares	750,000	750,000
Common stock, issued shares	273,285	250,925
Common stock, outstanding shares	273,285	250,925